INCOME TAX AND DEFERRED TAX, Component of Net Deferred Tax Assets and Liabilities (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	$ (66,083,557)
Deferred tax assets (liability), end of year	(84,584,236)	$ (66,083,557)
Deferred tax asset not recognized			$ 1,135,919
Foreign Exchange Gains (Losses) [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Loss carryforward on exchange differences of financial instruments			11,404,393
Deferred Tax Assets [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	15,693,503	28,319,209
Charge in results	1,092,845	(12,625,706)
Deferred tax assets (liability), end of year	16,786,348	15,693,503	28,319,209
Deferred Tax Assets [Member] | Account Receivables Discounted Value [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	0	5,531
Charge in results	0	(5,531)
Deferred tax assets (liability), end of year	0	0	5,531
Deferred Tax Assets [Member] | Provisions for Legal Claims and Other Provisions [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	1,999,028	3,138,933
Charge in results	(1,132,913)	(1,139,905)
Deferred tax assets (liability), end of year	866,115	1,999,028	3,138,933
Deferred Tax Assets [Member] | Financial Leases [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	4,499,837	6,252,586
Charge in results	1,312,391	(1,752,749)
Deferred tax assets (liability), end of year	5,812,228	4,499,837	6,252,586
Deferred Tax Assets [Member] | Contract Liabilities [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	8,583,731	8,562,667
Charge in results	(6,199,800)	21,064
Deferred tax assets (liability), end of year	2,383,931	8,583,731	8,562,667
Deferred Tax Assets [Member] | Tax Loss Carryforward [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	0	10,268,474
Charge in results	1,403,426	(10,268,474)
Deferred tax assets (liability), end of year	1,403,426	0	10,268,474
Deferred Tax Assets [Member] | Tax Inflation Adjustment [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	39,116	91,018
Charge in results	(31,538)	(51,902)
Deferred tax assets (liability), end of year	7,578	39,116	91,018
Deferred Tax Assets [Member] | Financial Assets at Fair Value Through Profit or Loss [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	571,791	0
Charge in results	2,150,011	571,791
Deferred tax assets (liability), end of year	2,721,802	571,791	0
Deferred Tax Assets [Member] | Other Receivables [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	0	0
Charge in results	3,591,268	0
Deferred tax assets (liability), end of year	3,591,268	0	0
Deferred Tax Liabilities [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(81,777,060)	(90,654,884)
Charge in results	(19,593,524)	8,877,824
Deferred tax assets (liability), end of year	(101,370,584)	(81,777,060)	(90,654,884)
Deferred Tax Liabilities [Member] | Tax Inflation Adjustment [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(8,197,027)	(22,187,106)
Charge in results	(8,309,054)	13,990,079
Deferred tax assets (liability), end of year	(16,506,081)	(8,197,027)	(22,187,106)
Deferred Tax Liabilities [Member] | Other Receivables [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(371,789)	(16,274)
Charge in results	371,789	(355,515)
Deferred tax assets (liability), end of year	0	(371,789)	(16,274)
Deferred Tax Liabilities [Member] | Loans [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(435,933)	(508,877)
Charge in results	58,385	72,944
Deferred tax assets (liability), end of year	(377,548)	(435,933)	(508,877)
Deferred Tax Liabilities [Member] | Property, Plant and Equipment [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(71,071,222)	(66,657,258)
Charge in results	(6,844,195)	(4,413,964)
Deferred tax assets (liability), end of year	(77,915,417)	(71,071,222)	(66,657,258)
Deferred Tax Liabilities [Member] | Cash and Cash Equivalents [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(1,327,839)	(104,689)
Charge in results	(4,024,407)	(1,223,150)
Deferred tax assets (liability), end of year	(5,352,246)	(1,327,839)	(104,689)
Deferred Tax Liabilities [Member] | Inventories [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(373,250)	(394,999)
Charge in results	(846,042)	21,749
Deferred tax assets (liability), end of year	(1,219,292)	(373,250)	(394,999)
Deferred Tax Liabilities [Member] | Other Liabilities [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	0	(785,681)
Charge in results	0	785,681
Deferred tax assets (liability), end of year	$ 0	$ 0	$ (785,681)